Document and Entity Information	12 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2012
Registrant Name	DIREXION INSURANCE TRUST
Central Index Key	0001102060
Amendment Flag	false
Document Creation Date	Aug 23, 2013
Document Effective Date	Aug 23, 2013
Prospectus Date	Apr 30, 2013

Dynamic VP HY Bond Fund

a Series of the Direxion Insurance Trust

Supplement dated August 23, 2013 to the
Summary Prospectus and Prospectus
each dated April 30, 2013

Effective September 1, 2013, the Board of Trustees (the “Board”) of the Direxion Insurance Trust (the “Trust”) and Rafferty Asset Management, LLC (“Rafferty”), the Trust’s adviser, for the Dynamic VP HY Bond Fund (the “Fund”), have agreed to a reduction in the Operating Services Fee payable to Rafferty by the Fund pursuant to the Operating Services Agreement described in the Fund’s Prospectus.  As a result, the Fund’s Operating Services Fee will change from 0.55% to 0.35%.

In connection with these fee reductions, the Board has agreed to terminate the 0.15% contractual fee waiver of the Management Fee applicable to the Fund.

In accordance with these changes, as of September 1, 2013, the “Annual Fund Operating Expenses” table and corresponding “Example” appearing in the Fund’s summary section under the heading “Fees and Expenses of the Fund” are hereby replaced with the following:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The fees and expenses below do not reflect any fees and expenses imposed on shares of the Fund purchased through variable annuity contracts and variable life insurance policies (“Contracts”), which would increase overall fees and expenses.  Please refer to your Contract Prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses of the Fund(2)		0.55%
Operating Services Fee	0.35%
Shareholder Servicing Fee	0.20%
Acquired Fund Fees and Expenses		0.32%
Total Annual Fund Operating Expenses(3)		1.87%

(1)	The Annual Operating Expenses of the Fund have been restated to reflect a reduction in Operating Services Fee and removal of the contractual fee waiver of the Management Fees.
(2)	Rafferty Asset Management, LLC (“Rafferty” or “Adviser”) has entered into an Operating Services Agreement with the Fund. Under this Operating Services Agreement, Rafferty has contractually agreed to pay all expenses of the Fund through September 1, 2015 other than the following: management fees, distribution and/or service fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund. This Operating Services Agreement may be terminated at any time by the Board of Trustees.
(3)	Total Annual Fund Operating Expenses for the Fund do not correlate to the “Ratios to Average Net Assets: Net Expenses” provided in the “Financial Highlights” section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example.  The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The example does not reflect any fees and expenses imposed under a Contract, which would increase overall fees and expenses.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Dynamic VP HY Bond Fund	$190	$588	$1,011	$2,190

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIREXION INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
supplement [Text Block]	dit_SupplementTextBlock
Dynamic VP HY Bond Fund

a Series of the Direxion Insurance Trust

Supplement dated August 23, 2013 to the
Summary Prospectus and Prospectus
each dated April 30, 2013

Effective September 1, 2013, the Board of Trustees (the “Board”) of the Direxion Insurance Trust (the “Trust”) and Rafferty Asset Management, LLC (“Rafferty”), the Trust’s adviser, for the Dynamic VP HY Bond Fund (the “Fund”), have agreed to a reduction in the Operating Services Fee payable to Rafferty by the Fund pursuant to the Operating Services Agreement described in the Fund’s Prospectus.  As a result, the Fund’s Operating Services Fee will change from 0.55% to 0.35%.

In connection with these fee reductions, the Board has agreed to terminate the 0.15% contractual fee waiver of the Management Fee applicable to the Fund.

In accordance with these changes, as of September 1, 2013, the “Annual Fund Operating Expenses” table and corresponding “Example” appearing in the Fund’s summary section under the heading “Fees and Expenses of the Fund” are hereby replaced with the following:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The fees and expenses below do not reflect any fees and expenses imposed on shares of the Fund purchased through variable annuity contracts and variable life insurance policies (“Contracts”), which would increase overall fees and expenses.  Please refer to your Contract Prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses of the Fund(2)		0.55%
Operating Services Fee	0.35%
Shareholder Servicing Fee	0.20%
Acquired Fund Fees and Expenses		0.32%
Total Annual Fund Operating Expenses(3)		1.87%

(1)	The Annual Operating Expenses of the Fund have been restated to reflect a reduction in Operating Services Fee and removal of the contractual fee waiver of the Management Fees.
(2)	Rafferty Asset Management, LLC (“Rafferty” or “Adviser”) has entered into an Operating Services Agreement with the Fund. Under this Operating Services Agreement, Rafferty has contractually agreed to pay all expenses of the Fund through September 1, 2015 other than the following: management fees, distribution and/or service fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund. This Operating Services Agreement may be terminated at any time by the Board of Trustees.
(3)	Total Annual Fund Operating Expenses for the Fund do not correlate to the “Ratios to Average Net Assets: Net Expenses” provided in the “Financial Highlights” section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example.  The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The example does not reflect any fees and expenses imposed under a Contract, which would increase overall fees and expenses.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Dynamic VP HY Bond Fund	$190	$588	$1,011	$2,190

Dynamic VP HY Bond Fund
Risk/Return:	rr_RiskReturnAbstract
supplement [Text Block]	dit_SupplementTextBlock
Dynamic VP HY Bond Fund

a Series of the Direxion Insurance Trust

Supplement dated August 23, 2013 to the
Summary Prospectus and Prospectus
each dated April 30, 2013

Effective September 1, 2013, the Board of Trustees (the “Board”) of the Direxion Insurance Trust (the “Trust”) and Rafferty Asset Management, LLC (“Rafferty”), the Trust’s adviser, for the Dynamic VP HY Bond Fund (the “Fund”), have agreed to a reduction in the Operating Services Fee payable to Rafferty by the Fund pursuant to the Operating Services Agreement described in the Fund’s Prospectus.  As a result, the Fund’s Operating Services Fee will change from 0.55% to 0.35%.

In connection with these fee reductions, the Board has agreed to terminate the 0.15% contractual fee waiver of the Management Fee applicable to the Fund.

In accordance with these changes, as of September 1, 2013, the “Annual Fund Operating Expenses” table and corresponding “Example” appearing in the Fund’s summary section under the heading “Fees and Expenses of the Fund” are hereby replaced with the following:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The fees and expenses below do not reflect any fees and expenses imposed on shares of the Fund purchased through variable annuity contracts and variable life insurance policies (“Contracts”), which would increase overall fees and expenses.  Please refer to your Contract Prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses of the Fund(2)		0.55%
Operating Services Fee	0.35%
Shareholder Servicing Fee	0.20%
Acquired Fund Fees and Expenses		0.32%
Total Annual Fund Operating Expenses(3)		1.87%

(1)	The Annual Operating Expenses of the Fund have been restated to reflect a reduction in Operating Services Fee and removal of the contractual fee waiver of the Management Fees.
(2)	Rafferty Asset Management, LLC (“Rafferty” or “Adviser”) has entered into an Operating Services Agreement with the Fund. Under this Operating Services Agreement, Rafferty has contractually agreed to pay all expenses of the Fund through September 1, 2015 other than the following: management fees, distribution and/or service fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund. This Operating Services Agreement may be terminated at any time by the Board of Trustees.
(3)	Total Annual Fund Operating Expenses for the Fund do not correlate to the “Ratios to Average Net Assets: Net Expenses” provided in the “Financial Highlights” section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example.  The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The example does not reflect any fees and expenses imposed under a Contract, which would increase overall fees and expenses.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Dynamic VP HY Bond Fund	$190	$588	$1,011	$2,190

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees and expenses below do not reflect any fees and expenses imposed on shares of the Fund purchased through variable annuity contracts and variable life insurance policies (“Contracts”), which would increase overall fees and expenses. Please refer to your Contract Prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Annual Operating Expenses of the Fund have been restated to reflect a reduction in Operating Services Fee and removal of the contractual fee waiver of the Management Fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses for the Fund do not correlate to the “Ratios to Average Net Assets: Net Expenses” provided in the “Financial Highlights” section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect any fees and expenses imposed under a Contract, which would increase overall fees and expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Dynamic VP HY Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Operating Services Fee	rr_Component1OtherExpensesOverAssets	0.35%	[1]
Shareholder Servicing Fee	rr_Component2OtherExpensesOverAssets	0.20%	[1]
Other Expenses of the Fund	rr_OtherExpensesOverAssets	0.55%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%	[1],[3]
1 Year	rr_ExpenseExampleYear01	190
3 Years	rr_ExpenseExampleYear03	588
5 Years	rr_ExpenseExampleYear05	1,011
10 Years	rr_ExpenseExampleYear10	2,190

[1]	The Annual Operating Expenses of the Fund have been restated to reflect a reduction in Operating Services Fee and removal of the contractual fee waiver of the Management Fees.
[2]	Rafferty Asset Management, LLC ("Rafferty" or "Adviser") has entered into an Operating Services Agreement with the Fund.Under this Operating Services Agreement, Rafferty has contractually agreed to pay all expenses of the Fund through September 1, 2015 other than the following:management fees, distribution and/or service fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund. This Operating Services Agreement may be terminated at any time by the Board of Trustees.
[3]	Total Annual Fund Operating Expenses for the Fund do not correlate to the "Ratios to Average Net Assets: Net Expenses" provided in the "Financial Highlights" section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIREXION INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Document Creation Date	dei_DocumentCreationDate	Aug 23, 2013